Net Financial Result - Schedule of Financial Revenues and Financial Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial revenues
Total financial revenues	R$ 324	R$ 281	R$ 394
Financial expenses
Total financial expenses	(3,233)	(3,012)	(1,909)
Total net financial result	(2,909)	(2,731)	(1,515)
Cost of debt [Member]
Financial expenses
Total financial expenses	(1,963)	(1,706)	(1,006)
Mark-to-market (loss) gain [Member]
Financial expenses
Total financial expenses	(88)	(14)	110
Cost and discount of receivables [Member]
Financial expenses
Total financial expenses	(133)	(119)	(97)
Monetary correction (liabilities) [Member]
Financial expenses
Total financial expenses	5	(247)	(401)
Interest on leasing liabilities [Member]
Financial expenses
Total financial expenses	(1,041)	(899)	(509)
Other financial expenses [Member]
Financial expenses
Total financial expenses	(13)	(27)	(6)
Cash and cash equivalents interest [Member]
Financial revenues
Total financial revenues	118	123	152
Monetary correction (assets) [Member]
Financial revenues
Total financial revenues	144	80	187
Revenue from anticipation of payables [Member]
Financial revenues
Total financial revenues	54	42	40
Other financial revenues [Member]
Financial revenues
Total financial revenues	R$ 8	R$ 36	R$ 15